Litigation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Litigation [Abstract]
Litigation

12. Litigation

Savant Litigation

On July 10, 2017, the Company filed a complaint against Savant Neglected Diseases, LLC (“Savant”) in the Superior Court for the State of Delaware, New Castle County (the “Delaware Court”).  KaloBios Pharmaceuticals, Inc. v. Savant Neglected Diseases, LLC, No. N17C-07-068 PRW-CCLD.  The Company asserted breach of contract and declaratory judgment claims against Savant arising under the MDC Agreement. See Note 11 - “Savant Arrangements” for more information about the MDC Agreement.  The Company alleges that Savant has breached its MDC Agreement obligations to pay cost overages that exceed a budgetary threshold as well as other related MDC Agreement representations and obligations. In the litigation, the Company has alleged that as of June 30, 2017, Savant was responsible for aggregate cost overages of approximately $3.4 million, net of a $0.5 million deductible under the MDC.   The Company asserts that it is entitled to offset $2.0 million in milestone payments due Savant against the cost overages, such that as of June 30, 2017 Savant owed the Company approximately $1.4 million.

On July 12, 2017, Savant removed the case to the Bankruptcy Court, claiming that the action is related to or arises under the Bankruptcy Case from which we emerged in July 2016. On July 27, 2017, Savant filed an Answer and Counterclaims.  Savant’s filing alleges breaches of contracts under the MDC Agreement and the Security Agreement, claiming that the Company breached its obligations to pay the milestone payments and other related representations and obligations.

On August 1, 2017, the Company moved to remand the case back to the Delaware Court (the “Motion to Remand”).

On August 2, 2017, Savant sent a foreclosure notice to the Company, demanding that it provide the Collateral as defined in the Security Agreement for inspection and possession on August 9, 2017, with a public sale to be held on September 1, 2017.  The Company moved for a Temporary Restraining Order (the “TRO”) and Preliminary Injunction in the Bankruptcy Court on August 4, 2017.  Savant responded on August 7, 2017.  On August 7, 2017, the Bankruptcy Court granted the Company’s motion for a TRO, entering an order prohibiting Savant from collecting on or selling the Collateral, entering our premises, issuing any default notices to us, or attempting to exercise any other remedies under the MDC Agreement or the Security Agreement.  The parties have stipulated to continue the provisions of the TRO in full force and effect until further order of the appropriate court.

On January 22, 2018, Savant wrote to the Bankruptcy Court requesting dissolution of the TRO.  On January 29, 2018, the Bankruptcy Court granted the Motion to Remand and denied Savant’s request to dissolve the TRO, ordering that any request to dissolve the TRO be made to the Delaware Court.

On February 13, 2018 Savant made a letter request to the Delaware Superior Court to dissolve the TRO.  Also on February 13, 2018, the Company filed its Answer and Affirmative defenses to Savant’s Counterclaims.  On February 15, 2018 the Company filed a letter opposition to Savant’s request to dissolve the TRO and requesting a status conference.  A hearing on Savant’s request to dissolve the TRO was held before the Delaware Superior Court on March 19, 2018. The Delaware Superior Court denied Savant’s request to dissolve the TRO and the TRO remains in effect.

On April 11, 2018, the Company advised the Delaware Superior Court that it would meet and confer with Savant regarding a proposed case management order and date for trial.  On April 26, 2018 the Delaware Superior Court so-ordered a proposed case management order submitted by the Company and Savant.  The schedule in the case management order was modified by stipulation on August 24, 2018.

On April 8, 2019, the Company moved to compel Savant to produce documents in response to the Company’s document requests.  The parties thereafter agreed to a discovery schedule through June 30, 2019, which the Superior Court so-ordered, and the parties produced documents to each other.

On June 4, 2019, Savant filed a complaint against the Company and Madison Joint Venture LLC (“Madison”) in the Delaware Court of Chancery (the “Chancery Action”) seeking to “recover as damages that amounts owed to it under the MDC Agreement, and to reclaim Savant’s intellectual property,” among other things.  Savant also requested leave to move to dismiss the Company’s complaint on the grounds that the Company’s transfer of assets to Madison was champertous.  On June 10, 2019, the Company requested by letter that the Superior Court hold a contempt hearing because the Chancery Action violated the TRO entered by the Bankruptcy Court, the terms of which have been extended by stipulation of the parties.  On June 18, 2019, the Superior Court held a telephonic status conference.  The parties agreed that the Chancery Action should be consolidated with the Superior Court action, after which the Superior Court would address the parties’ motions.

On July 22, 2019, the Company moved for contempt against Savant.  Savant filed its opposition on July 29, 2019.  On August 12, 2019, the Superior Court denied the Company’s motion for contempt.

On July 23, 2019, Savant moved for summary judgment on the issue of champerty.  The Company filed its response and cross-motion for summary judgment on August 27, 2019.  Savant filed its reply on September 10, 2019 and the Company filed its cross-reply on September 20, 2019.  The motion is fully briefed, but no argument date has been set.

On July 26, 2019, the Company moved to modify the previously agreed-upon discovery schedule to extend discovery through December 31, 2019, which the Court granted.

On July 30, 2019, the Company filed a motion to dismiss Savant’s Chancery Court complaint.  Savant filed an amended complaint on September 4, 2019, and the Company filed its opening brief in support of its motion to dismiss on October 11, 2019.  Savant’s opposition is due on November 22, 2019, and the Company’s reply is due on December 11, 2019.

On August 19, 2019, Savant moved to dismiss the Company’s amended Superior Court complaint.  On September 27, 2019, the Company filed an opposition to Savant’s motion and, in the alternative, requested leave to file a second amended complaint against Savant.  Savant consented to the filing of the second amended complaint and withdrew their motion to dismiss.

13. Litigation

Savant Litigation

On July 10, 2017, the Company filed a complaint against Savant Neglected Diseases, LLC (“Savant”) in the Superior Court for the State of Delaware, New Castle County (the “Delaware Court”). KaloBios Pharmaceuticals, Inc. v. Savant Neglected Diseases, LLC, No. N17C-07-068 PRW-CCLD. The Company asserted breach of contract and declaratory judgment claims against Savant arising under the MDC Agreement. See Note 6 - “Savant Arrangements” for more information about the MDC Agreement. The Company alleges that Savant has breached its MDC Agreement obligations to pay cost overages that exceed a budgetary threshold as well as other related MDC Agreement representations and obligations. In the litigation, the Company has alleged that as of June 30, 2017, Savant was responsible for aggregate cost overages of approximately $3.4 million, net of a $0.5 million deductible under the MDC. The Company asserts that it is entitled to offset $2.0 million in milestone payments due Savant against the cost overages, such that as of June 30, 2017 Savant owed the Company approximately $1.4 million.

On July 12, 2017, Savant removed the case to the United States District Court for the District of Delaware, claiming that the action is related to or arises under the bankruptcy court case from which we emerged in July 2016. In re KaloBios Pharmaceuticals, Inc., No. 15-12628-LSS (Bankr. D. Del.). On July 27, 2017, Savant filed an Answer and Counterclaims. Savant’s filing alleges breaches of contracts under the MDC Agreement and the Security Agreement, claiming that we breached its obligations to pay the milestone payments and other related representations and obligations. On August 1, 2017, the Company moved to remand the case back to the Delaware Superior Court. Briefing on the motion to remand was complete August 22, 2017.

On August 2, 2017, Savant sent a foreclosure notice to the Company, demanding that it provide the Collateral as defined in the Security Agreement for inspection and possession on August 9, 2017, with a public sale to be held on September 1, 2017. The Company moved for a Temporary Restraining Order (the “TRO”) and Preliminary Injunction in the bankruptcy court on August 4, 2017. Savant responded on August 7, 2017. On August 7, 2017, the bankruptcy court granted the Company’s motion for a TRO, entering an order prohibiting Savant from collecting on or selling the Collateral, entering our premises, issuing any default notices to us, or attempting to exercise any other remedies under the MDC Agreement or the Security Agreement. The parties have stipulated to continue the provisions of the TRO in full force and effect until further order of the appropriate court.

On January 22, 2018, Savant wrote to the Bankruptcy Court requesting dissolution of the TRO. On January 29, 2018, the Bankruptcy Court granted the Motion to Remand and denied Savant’s request to dissolve the TRO, ordering that any request to dissolve the TRO be made to the Delaware Superior Court.

On February 13, 2018 Savant made a letter request to the Delaware Superior Court to dissolve the TRO. Also on February 13, 2018, Humanigen filed its Answer and Affirmative defenses to Savant’s Counterclaims. On February 15, 2018 Humanigen filed a letter opposition to Savant’s request to dissolve the TRO and requesting a status conference. A hearing on Savant’s request to dissolve the TRO was held before the Delaware Superior Court on March 19, 2018. The Delaware Superior Court denied Savant’s request to dissolve the TRO and the TRO remains in effect.

On April 11, 2018, Humanigen advised the Delaware Superior Court that it would meet and confer with Savant regarding a proposed case management order and date for trial. On April 26, 2018 the Delaware Superior Court so-ordered a proposed case management order submitted by the Company and Savant. The schedule in the case management order was modified by stipulation on August 24, 2018.

The $2.0 million in milestone payments due Savant are included in Accrued expenses in the accompanying balance sheet as of December 31, 2017 and 2018. Recovery of the cost overages from Savant, if any, will be recorded in the period received.